General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of General and Administrative Expenses

	2018	2017	2016
	RMB million	RMB million	RMB million
General corporate expenses	3,477	3,218	2,671
Auditors’ remuneration	18	14	13
- Audit services	15	14	13
- Non-audit services	3	—	—
Other taxes and levies	275	159	131

	3,770	3,391	2,815